Putnam
International
Fund 2000

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

7-31-03

[SCALE LOGO OMITTED]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 7/31/03. Additional details, including fund strategy, performance, and the management team's outlook, will be provided in the annual report, which will cover the 12 months ended 1/31/04.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
July 31, 2003 (Unaudited)

Common stocks (98.3%) (a)
Number of shares                                                                                              Value
Australia (2.2%)
-------------------------------------------------------------------------------------------------------------------
              2,044 News Corp., Ltd. (The) ADR                                                              $62,158

Bermuda (2.0%)
-------------------------------------------------------------------------------------------------------------------
                682 XL Capital, Ltd. Class A                                                                 54,219

Canada (3.4%)
-------------------------------------------------------------------------------------------------------------------
                841 Canadian National Railway Co.                                                            43,693
              1,177 Four Seasons Hotels, Inc.                                                                50,493
                                                                                                      -------------
                                                                                                             94,186

Denmark (2.9%)
-------------------------------------------------------------------------------------------------------------------
              4,400 Danske Bank A/S                                                                          80,659

Finland (1.7%)
-------------------------------------------------------------------------------------------------------------------
              3,045 Nokia OYJ                                                                                46,674

France (10.4%)
-------------------------------------------------------------------------------------------------------------------
              1,240 BNP Paribas SA                                                                           67,430
              1,149 TotalFinaElf SA Class B                                                                 170,429
              2,810 Veolia Environnement                                                                     53,444
                                                                                                      -------------
                                                                                                            291,303

Ireland (2.8%)
-------------------------------------------------------------------------------------------------------------------
              5,617 Allied Irish Banks PLC                                                                   77,626

Italy (4.5%)
-------------------------------------------------------------------------------------------------------------------
              4,400 ENI SpA                                                                                  64,918
             15,845 Snam Rete Gas SpA                                                                        60,985
                                                                                                      -------------
                                                                                                            125,903

Japan (16.9%)
-------------------------------------------------------------------------------------------------------------------
              4,000 Canon, Inc.                                                                             192,499
                300 Nintendo Co., Ltd.                                                                       24,145
                 59 NTT DoCoMo, Inc.                                                                        135,115
              1,000 SECOM Co., Ltd.                                                                          28,709
              3,600 Toyota Motor Corp.                                                                       91,105
                                                                                                      -------------
                                                                                                            471,573

Mexico (2.0%)
-------------------------------------------------------------------------------------------------------------------
              1,786 Telefonos de Mexico SA de CV (Telmex) ADR Class L                                        55,116

Netherlands (2.2%)
-------------------------------------------------------------------------------------------------------------------
              3,343 TPG NV                                                                                   62,377

New Zealand (1.8%)
-------------------------------------------------------------------------------------------------------------------
             16,808 Telecom Corp. of New Zealand, Ltd.                                                       49,480

Singapore (5.5%)
-------------------------------------------------------------------------------------------------------------------
              9,000 Singapore Airlines, Ltd.                                                                 55,296
              9,000 Singapore Press Holdings                                                                 96,769
                                                                                                      -------------
                                                                                                            152,065

South Korea (5.7%)
-------------------------------------------------------------------------------------------------------------------
                300 KT Corp.                                                                                 11,263
              2,650 KT Corp. ADR                                                                             50,324
                557 Samsung Electronics Co., Ltd. GDR                                                        98,171
                                                                                                      -------------
                                                                                                            159,758

Spain (3.8%)
-------------------------------------------------------------------------------------------------------------------
              4,308 Altadis SA                                                                              107,243

Sweden (2.3%)
-------------------------------------------------------------------------------------------------------------------
              5,500 Securitas AB Class B                                                                     64,309

Switzerland (15.1%)
-------------------------------------------------------------------------------------------------------------------
              2,011 Ciba Specialty Chemicals AG (NON)                                                       136,035
                232 Nestle SA                                                                                46,312
              1,733 Novartis AG                                                                              66,853
                119 Sulzer Medica AG (NON)                                                                   32,598
              3,007 Swatch Group AG (The)                                                                    55,754
                666 Swiss Reinsurance Co.                                                                    42,165
                 60 Synthes-Stratec, Inc.                                                                    43,057
                                                                                                      -------------
                                                                                                            422,774

Taiwan (0.5%)
-------------------------------------------------------------------------------------------------------------------
              2,000 ASE Test, Ltd. (NON)                                                                     13,520

United Kingdom (12.6%)
-------------------------------------------------------------------------------------------------------------------
              1,517 AstraZeneca PLC                                                                          60,546
             10,617 BHP Billiton PLC                                                                         63,357
              8,812 Diageo PLC                                                                               90,015
             39,277 Vodafone Group PLC                                                                       74,498
              7,257 WPP Group PLC                                                                            64,390
                                                                                                      -------------
                                                                                                            352,806
                                                                                                      -------------
                    Total Common stocks (cost $2,488,501)                                                $2,743,749

Short-term investments (3.4%) (a)
Principal amount                                                                                              Value
-------------------------------------------------------------------------------------------------------------------
            $32,190 Short-term investments held as collateral for loaned securities with yields ranging from 0.91% to 1.23% and due dates ranging
                    from August 1, 2003 to September 19, 2003 (d)                                           $32,178
             64,061 Short-term investments held in Putnam commingled cash account with yields ranging from 1.00% to 1.24% and due
                    dates ranging from August 1, 2003 to September 25, 2003 (d)                              64,061
                                                                                                      -------------
                    Total Short-term investments (cost $96,239)                                             $96,239
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,584,740)                                                  $2,839,988
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,791,735.

(NON) Non-income-producing security.

  (d) See Note 1 to the financial statements.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentration greater than 10% at July 31, 2003 (as a percentage of net assets):

          Telecommunications        13.5%

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
July 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $31,202 of securities on loan
(identified cost $2,584,740) (Note 1)                                            $2,839,988
-------------------------------------------------------------------------------------------
Foreign currency (cost $54) (Note 1)                                                     53
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             9,418
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                     12,014
-------------------------------------------------------------------------------------------
Total assets                                                                      2,861,473

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,096
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            4,329
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,687
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              749
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         1,692
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   32,178
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               23,004
-------------------------------------------------------------------------------------------
Total liabilities                                                                    69,738
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,791,735

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,422,854
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                         18,378
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                   (1,905,481)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                   255,984
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                      $2,791,735

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,791,735 divided by 444,360 shares)                                                $6.28
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $6.28)*                                $6.66
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended July 31, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $5,918)                                            $37,136
-------------------------------------------------------------------------------------------
Interest                                                                                179
-------------------------------------------------------------------------------------------
Securities lending                                                                       30
-------------------------------------------------------------------------------------------
Total investment income                                                              37,345

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     12,868
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,271
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       893
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,949
-------------------------------------------------------------------------------------------
Auditing                                                                             16,763
-------------------------------------------------------------------------------------------
Legal                                                                                 8,210
-------------------------------------------------------------------------------------------
Other                                                                                    80
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (22,822)
-------------------------------------------------------------------------------------------
Total expenses                                                                       21,232
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (102)
-------------------------------------------------------------------------------------------
Net expenses                                                                         21,130
-------------------------------------------------------------------------------------------
Net investment income                                                                16,215
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     27,420
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             340
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the period                                                           (220)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        293,618
-------------------------------------------------------------------------------------------
Net gain on investments                                                             321,158
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $337,373
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                 Six months ended            Year ended
                                                                          July 31            January 31
Increase (decrease) in net assets                                           2003*                  2003
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                     $16,215               $10,789
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                              27,760              (334,141)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                              293,398                10,770
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                                337,373              (312,582)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                     --                (5,197)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                6,801            (2,725,055)
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   344,174            (3,042,834)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                     2,447,561             5,490,395
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
of $18,378 and $2,163, respectively)                                   $2,791,735            $2,447,561
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------
                                  Six months                                For the
                                       ended                                 period
                                     July 31             Year ended    May 30, 2000+
Per-share                        (Unaudited)             January 31   to January 31
operating performance                   2003         2003         2002         2001
-----------------------------------------------------------------------------------
Net asset value,
beginning of period                    $5.52        $6.31        $8.02        $8.50
-----------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------
Net investment income (loss)(a)(b)       .04          .02         (.01)        (.01)
-----------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .72         (.80)       (1.70)        (.46)
-----------------------------------------------------------------------------------
Total from
investment operations                    .76         (.78)       (1.71)        (.47)
-----------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------
From net investment income                --         (.01)          --           --
-----------------------------------------------------------------------------------
From return of capital                    --           --           --         (.01)
-----------------------------------------------------------------------------------
Total distributions                       --         (.01)          --         (.01)
-----------------------------------------------------------------------------------
Net asset value,
end of period                          $6.28        $5.52        $6.31        $8.02
-----------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                 13.77*      (12.34)      (21.32)       (5.48)*
-----------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,792       $2,448       $5,490       $6,992
-----------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)             .82*        1.65         1.65         1.12*
-----------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(a)             .62*         .36         (.10)        (.19)*
-----------------------------------------------------------------------------------
Portfolio turnover (%)                 18.15*       60.10       124.23       115.16*
-----------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended
    July 31, 2003, January 31, 2003, January 31, 2002 and January 31, 2001
    reflect a reduction of 0.88%, 1.14%, 0.15% and 0.44%, respectively, based on average net assets for class A shares (Note 2).

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



Notes to financial statements
July 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund 2000 (the "fund") is a series of Putnam Funds Trust (the "trust"), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks of a relatively small number of midsized and large companies outside the United States which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At July 31, 2003, the value of securities loaned amounted to $31,202. The fund received cash collateral of $32,178 which is pooled with collateral of other Putnam funds into 30 issuers of high-grade short-term investments.

F) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended July 31, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund will no longer participate in a committed line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital.

At January 31, 2003, the fund had a capital loss carryover of $1,913,554 available to the extent allowed by tax law to offset future net capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
----------------------------------
       $10,331    January 31, 2009
     1,487,060    January 31, 2010
       416,163    January 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending January 31, 2004 $9,598 of losses recognized during the period November 1, 2002 to January 31, 2003.

The aggregate identified cost on a tax basis is $2,594,830, resulting in gross unrealized appreciation and depreciation of $377,175 and $132,017, respectively, or net unrealized appreciation of $245,158.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 074% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2004, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC, and payments under the fund's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended July 31, 2003, the fund's expenses were reduced by $102 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payments under the Plan.

Note 3
Purchases and sales of securities

During the six months ended July 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $551,893 and $454,375, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended July 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     10,768             $58,017
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                10,768              58,017

Shares repurchased                              (9,463)            (51,216)
---------------------------------------------------------------------------
Net increase                                     1,305              $6,801
---------------------------------------------------------------------------

                                               Year ended January 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     23,633            $138,327
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                   910               5,197
---------------------------------------------------------------------------
                                                24,543             143,524

Shares repurchased                            (452,214)         (2,868,579)
---------------------------------------------------------------------------
Net decrease                                  (427,671)        $(2,725,055)
---------------------------------------------------------------------------

At July 31, 2003, Putnam Investments, LLC owned 354,328 class A shares of the fund (79.7% of class A shares outstanding), valued at $2,225,180.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.


Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA  02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA  02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and
Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal Executive Officer

Steven D. Krichmar
Vice President and Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

William H. Woolverton
Vice President and Chief  Legal Officer

Judith Cohen
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam International Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.


Not FDIC Insured, May Lose Value, No Bank Guarantee     203378  2SL  9/03



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
         Management Investment Companies: Not applicable
         --------------------------------

Item 8. [Reserved]
------------------

Item 9. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 10. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                      --------------------------
                                      Michael T. Healy
                                      Principal Accounting Officer
Date: September 26, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Karnig H. Durgarian
                                      ---------------------------
                                      Karnig H. Durgarian
                                      Principal Executive Officer
Date: September 26, 2003



By (Signature and Title):            /s/Charles E. Porter
                                      ---------------------------
                                      Charles E. Porter
                                      Principal Financial Officer
Date: September 26, 2003



By (Signature and Title):            /s/Steven D. Krichmar
                                      ---------------------------
                                      Steven D. Krichmar
                                      Principal Financial Officer
Date: September 26, 2003